Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Reverse repurchase agreements and other similar secured lending	£ 17,622	£ 4,734
Other financial assets	847	891
Financial assets at fair value through the income statement	186,857	193,734
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Loans and advances	47,672	45,068
Debt securities	3,214	2,965
Equity securities	3,400	3,818
Reverse repurchase agreements and other similar secured lending	132,488	141,773
Other financial assets	83	110
Financial assets at fair value through the income statement	186,857	193,734
Mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	45,474	42,487
Debt securities	2,911	2,783
Equity securities	3,400	3,818
Reverse repurchase agreements and other similar secured lending	132,488	141,773
Other financial assets	83	110
Financial assets at fair value through the income statement	184,356	190,971
Designated at fair value
Disclosure of financial assets [line items]
Loans and advances	2,198	2,581
Debt securities	303	182
Equity securities	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other financial assets	0	0
Financial assets at fair value through the income statement	£ 2,501	£ 2,763